Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions		6 Months Ended
		Jun. 30, 2018		Dec. 31, 2017	Jun. 30, 2017
Earnings per share
Profit/(loss) attributable to ordinary equity holders of parent from continuing and discontinued operations		£ 468			£ (1,211)
Tax credit on profit after tax attributable to other equity holders		93			82
Total profit/(loss) attributable to ordinary equity holders of the parent from continuing and discontinued operations		561			(1,129)
Continuing operations [abstract]
Profit attributable to ordinary equity holders of the parent from continuing operations		468			1,124
Tax credit on profit after tax attributable to other equity holders		93			82
Profit attributable to equity holders of the parent from continuing operations		561			1,206
Discontinued operation [abstract]
Loss attributable to ordinary equity holders of the parent from discontinued operations		0			(2,335)
Dilutive impact of convertible options from discontinued operations		0			0
Loss attributable to equity holders of the parent from discontinued operations including dilutive impact on convertible options		0			(2,335)
Profit/(loss) attributable to equity holders of the parent from continuing and discontinued operations including dilutive impact on convertible options		£ 561			£ (1,129)
Basic weighted average number of shares in issue		17,067			16,989
Number of potential ordinary shares		258			304
Diluted weighted average number of shares		17,325			17,293
Basic earnings/(loss) per ordinary share	[1],[2]	£ 3.3			£ (6.6)
Basic earnings per ordinary share in respect of continuing operations	[1],[2]	3.3			7.1
Basic (loss) per ordinary share from discontinued operations	[1],[2]	0			(13.7)
Diluted earnings/(loss) per share	[1],[2]	3.2			(6.5)
Diluted earnings per ordinary share from continuing operations	[1],[2]	3.2			7
Diluted (loss)/earnings per ordinary share from discontinued operations	[1],[2]	£ 0			£ (13.5)
Other equity instrument holders		£ 346			£ 301
Taxation	[1]	737			778
Other equity instruments coupons paid		253		£ 246	219
other equity holders [member]
Taxation		93			82
Other equity instruments coupons paid		£ 346	[3]	£ 338	£ 301	[3]

[1]	For notes to the Financial Statements see pages [xx] to[ xx].
[2]

The profit after tax attributable to other equity instrument holders of £ 346 m ( H117 : £301m) is offset by a tax credit recorded in reserves of £ 93 m ( H117 : £82m). The net amount of £ 253 m ( H117 : £219m), along with non-controlling interests, is deducted from profit after tax in order to calculate earnings per share and return on average tangible shareholders’ equity.

[3]	Details of share capital, other equity instruments and other reserves are shown on pages [xx] to [xx].